SCUDDER
                                                                     INVESTMENTS





Target Funds

Scudder Target 2013 Fund

Supplement to the Prospectus Dated December 1, 2004

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On May 9, 2005, Scudder Target 2013 Fund will cease to offer shares to both existing and new shareholders. Current fund shareholders may continue to reinvest dividends in their existing Scudder Target 2013 Fund account.

If you have any questions concerning the status of the fund, please contact your financial representative or call Scudder Investments at (800) 621-1048.



















               Please Retain This Supplement for Future Reference





March 3, 2005